financial instruments - Fair Values Derivatives (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 CAD ($) $ / $ $ / €	Dec. 31, 2020 CAD ($) $ / $ $ / €
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 2	$ 2
Current Liabilities, Fair value and carrying value	$ 23	$ 32
Derivatives | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Hedge ratio	100.00%	100.00%
Current Asset derivatives
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 2	$ 2
Current Asset derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	—
Current Assets, Notional amount	$ 92
Current Assets, Fair value and carrying value	$ 1
Rate | $ / $	1.22
Current Asset derivatives | Currency risk related to revenues | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2021	2021
Current Assets, Notional amount	$ 17	$ 87
Current Assets, Fair value and carrying value		$ 2
Rate | $ / $	1.24	1.27
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	—	2021
Current Assets, Notional amount		$ 95
Rate | $ / $		1.27
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
Disclosure of detailed information about financial instruments
Maximum maturity date	2025	2025
Current Assets, Notional amount	$ 32	$ 34
Current Assets, Fair value and carrying value	$ 1
Rate | $ / €	1.09	1.09
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2048	2048
Rate | $ / $	1.27	1.27
Other Long-Term Assets, Notional amount	$ 2,154	$ 2,176
Other Long-Term Assets, Fair value and carrying value	70	40
Current Liabilities derivatives
Disclosure of detailed information about financial instruments
Current Liabilities, Fair value and carrying value	$ 23	$ 32
Current Liabilities derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	2021
Rate | $ / $	1.29	1.34
Current Liabilities, Notional amount	$ 315	$ 388
Current Liabilities, Fair value and carrying value	$ 13	$ 21
Current Liabilities derivatives | Currency risk related to revenues | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	—
Rate | $ / $	1.24
Current Liabilities, Notional amount	$ 101
Current Liabilities, Fair value and carrying value	$ 1
Current Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2021	2021
Rate | $ / $	1.27	1.29
Current Liabilities, Notional amount	$ 202	$ 647
Current Liabilities, Fair value and carrying value	$ 5	$ 11
Current Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | 2.64% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date	2022	2022
Current Liabilities, Notional amount	$ 121	$ 8
Current Liabilities, Fair value and carrying value	$ 4
Interest rate on borrowings	2.64%	2.64%
Other Long-Term Liabilities derivatives
Disclosure of detailed information about financial instruments
Other Long-Term Liabilities, Fair value and carrying value	$ 128	$ 155
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2049	2049
Rate | $ / $	1.33	1.33
Other Long-Term Liabilities, Notional amount	$ 3,223	$ 3,260
Other Long-Term Liabilities, Fair value and carrying value	84	82
Spread included in fair value of derivative instruments	$ 43	$ 101
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
Disclosure of detailed information about financial instruments
Maximum maturity date	2025	2025
Rate | $ / €	1.09	1.09
Other Long-Term Liabilities, Notional amount	$ 509	$ 557
Other Long-Term Liabilities, Fair value and carrying value	44	67
Spread included in fair value of derivative instruments	$ 1	$ 1
Other Long-Term Liabilities derivatives | Interest rate risk | Cash flow hedging item (HFH) | 2.64% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date	—	2022
Other Long-Term Liabilities, Notional amount		$ 120
Other Long-Term Liabilities, Fair value and carrying value		$ 6
Interest rate on borrowings		2.64%